Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of current and deferred tax expense

	Year ended December 31,
	2023		2022		2021
Current ISR	Ps.	2,167,380	Ps.	1,653,920	Ps.	1,217,748
Deferred ISR		(127,938)		(278,400)		(245,569)
Income tax expense	Ps.	2,039,442	Ps.	1,375,520	Ps.	972,179

Schedule comprising the balance of the deferred ISR asset and (liability)

			December 31,
	2023		2022		2021
Liabilities:
Provisions, allowances and labor obligations	Ps.	107,768	Ps.	150,040	Ps.	159,813
Investment in airport concessions, property, leasehold improvements and equipment, net		(163,345)		(216,843)		(225,726)
Tax loss carryforwards (1)		75		12,366		3,242
Recoverable tax on assets (2)		—		—		28,619
Others		(2,219)		(2,234)		(2,137)
Total liabilities	Ps.	(57,721)	Ps.	(56,671)	Ps.	(36,189)
Assets:
Provisions, allowances and labor obligations	Ps.	743,038	Ps.	625,408	Ps.	468,314
Investments in airport concessions, property, leasehold improvements and equipment, net		(53,622)		(102,196)		(243,480)
Tax loss carryforwards(1)		172,185		208,602		243,191
Recoverable tax on assets(2)		9,486		28,619		—
Others		(3,666)		(3,524)		(3,621)
Total assets	Ps.	867,421	Ps.	756,909	Ps.	464,404
Net deferred ISR asset	Ps.	809,700	Ps.	700,238	Ps.	428,215
(1)

As of December 31, 2023, 2022 and 2021, the Company recognized a deferred tax asset of Ps.172,260, Ps.220,968 and Ps.246,433, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the year 2023 an amount of $19,133 was recovered. The updated amount as of December 31, 2023, was Ps.9,486 (note 20 f).

Schedule of changes in deferred tax

			December 31,
	2023		2022		2021
Beginning balance of deferred tax liability, net	Ps.	700,238	Ps.	428,215	Ps.	183,930
Deferred ISR in profit or loss		127,938		278,400		245,569
IMPAC recovery		(17,829)		—		—
Income tax effects recognized in other comprehensive income		(647)		(6,377)		(1,284)
Ending balance of deferred tax asset, net	Ps.	809,700	Ps.	700,238	Ps.	428,215

Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax

		Year ended December 31,
	2023			2022			2021
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	7,059,868		Ps.	5,292,825		Ps.	3,835,809
Current ISR		2,167,380			1,653,920			1,217,748
Deferred ISR		(127,938)			(278,400)			(245,569)
Income tax expense and effective rate	Ps.	2,039,442	28.89%	Ps.	1,375,520	25.99%	Ps.	972,179	25.34%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		78,518	1.11%		212,327	4.01%		178,564	4.66%
Statutory rate	Ps.	2,117,960	30.00%	Ps.	1,587,847	30.00%	Ps.	1,150,743	30.00%

Schedule of tax losses carried forward

	Tax loss
Year of Origin	Carryforwards
2002	Ps.	7,939
2003		188,782
2004		160,627
2005		1,733
2007		3,157
2008		13,224
2012		33,600
2018		6,504
2019		6,989
2020		27,348
2021		24,591
2022		11,678
	Ps.	486,172

Schedule of the balances of shareholders' equity tax accounts

	December 31,
	2023		2022		2021
Contributed capital account	Ps.	5,599,129	Ps.	5,349,827	Ps.	5,039,892
Net consolidated tax profit account		2,974,281		2,166,970		3,028,125
Total	Ps.	8,573,410	Ps.	7,516,797	Ps.	8,068,017